Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 890,558	₩ 908,038
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	525,465	508,039
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	222,277	191,019
Shinhan financial group | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	120,088	143,317
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	8,910	57,972
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	13,818	7,691
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,004,324	975,167
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	592,668	527,349
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	240,535	210,589
Shinhan financial group | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	124,915	151,779
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	23,224	74,892
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	22,982	10,558
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	823,598	824,803
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	495,292	479,121
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	202,036	162,595
Shinhan financial group | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	113,497	138,543
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	3,234	39,591
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,539	4,953
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	941,482	932,817
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	592,668	504,948
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	222,544	210,589
Shinhan financial group | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	113,497	139,562
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	3,234	67,160
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,539	10,558
Shinhan Bank [Member] | Average
Market risk management from trading positions [Line Items]
Value at risk	106,030	47,925
Shinhan Bank [Member] | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	41,165	21,208
Shinhan Bank [Member] | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	27,077	18,136
Shinhan Bank [Member] | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	65,309	24,727
Shinhan Bank [Member] | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	305	161
Shinhan Bank [Member] | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	13	15
Shinhan Bank [Member] | Maximum
Market risk management from trading positions [Line Items]
Value at risk	154,487	81,553
Shinhan Bank [Member] | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	56,950	32,430
Shinhan Bank [Member] | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	66,254	49,424
Shinhan Bank [Member] | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	83,335	29,085
Shinhan Bank [Member] | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	1,073	325
Shinhan Bank [Member] | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	170	104
Shinhan Bank [Member] | Minimum
Market risk management from trading positions [Line Items]
Value at risk	49,486	31,482
Shinhan Bank [Member] | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	28,322	12,709
Shinhan Bank [Member] | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	7,545	8,171
Shinhan Bank [Member] | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	27,668	22,259
Shinhan Bank [Member] | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	114	60
Shinhan Bank [Member] | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0	0
Shinhan Bank [Member] | December 31
Market risk management from trading positions [Line Items]
Value at risk	94,613	47,952
Shinhan Bank [Member] | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	42,867	28,313
Shinhan Bank [Member] | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	7,893	15,386
Shinhan Bank [Member] | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	69,024	25,910
Shinhan Bank [Member] | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	138	212
Shinhan Bank [Member] | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	1	10
Shinhan Bank [Member] | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(25,310)	(21,879)
Shinhan Card | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,034	1,417
Shinhan Card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,034	1,417
Shinhan Card | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,400	2,000
Shinhan Card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,400	2,000
Shinhan Card | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,900	1,000
Shinhan Card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,900	1,000
Shinhan Card | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,400	2,000
Shinhan Card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,400	2,000
Shinhan Investment | Average
Market risk management from trading positions [Line Items]
Value at risk	75,226	38,262
Shinhan Investment | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	20,512	13,725
Shinhan Investment | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	26,136	31,330
Shinhan Investment | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	12,477	4,107
Shinhan Investment | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	43,324	9,889
Shinhan Investment | Maximum
Market risk management from trading positions [Line Items]
Value at risk	187,985	85,597
Shinhan Investment | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	30,903	20,857
Shinhan Investment | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	51,509	74,421
Shinhan Investment | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	46,970	37,970
Shinhan Investment | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	162,008	31,711
Shinhan Investment | Minimum
Market risk management from trading positions [Line Items]
Value at risk	18,648	5,780
Shinhan Investment | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	12,076	5,671
Shinhan Investment | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	2,412	15,449
Shinhan Investment | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	632	368
Shinhan Investment | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,894	2,504
Shinhan Investment | December 31
Market risk management from trading positions [Line Items]
Value at risk	95,208	36,732
Shinhan Investment | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	23,551	11,946
Shinhan Investment | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	36,573	25,691
Shinhan Investment | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	15,557	4,369
Shinhan Investment | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	57,924	9,876
Shinhan Investment | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(38,397)	(15,150)
Shinhan Life Insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	24,838	8,765
Shinhan Life Insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	2,967	1,853
Shinhan Life Insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	10,953	5,015
Shinhan Life Insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	10,485	1,581
Shinhan Life Insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	433	316
Shinhan Life Insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	46,210	19,442
Shinhan Life Insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	6,934	8,856
Shinhan Life Insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	16,592	6,520
Shinhan Life Insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	21,588	3,434
Shinhan Life Insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	1,096	632
Shinhan Life Insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	9,540	4,814
Shinhan Life Insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	354	313
Shinhan Life Insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,481	4,374
Shinhan Life Insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	4,665	3
Shinhan Life Insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	40	124
Shinhan Life Insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	29,119	8,100
Shinhan Life Insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	619	600
Shinhan Life Insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	13,742	4,978
Shinhan Life Insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	13,669	2,050
Shinhan Life Insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	1,089	472
Orange Life insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	17,137	18,578
Orange Life insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	17,064	18,578
Orange Life insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	73
Orange Life insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	19,681	23,614
Orange Life insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	19,597	23,614
Orange Life insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	84
Orange Life insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	10,179	12,577
Orange Life insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	10,172	12,577
Orange Life insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	7
Orange Life insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	18,037	16,710
Orange Life insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	17,964	₩ 16,710
Orange Life insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 73